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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21836

                                  Giant 5 Funds
               (Exact name of registrant as specified in charter)

                           128 South Tejon, Suite 150
                           Colorado Springs, CO 80903
               (Address of principal executive offices)(zip code)

                                Michael G. Willis
                                The Willis Group
                           128 South Tejon, Suite 150
                           Colorado Springs, CO 80903
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (888-544-2685)

                        Date of fiscal year end: March 31

                     Date of reporting period: June 30, 2007

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ITEM 1. SCHEDULE OF INVESTMENTS

Giant 5 Funds
Schedule of Investments
June 30, 2007 (Unaudited)

GIANT 5 TOTAL INVESTMENT SYSTEM
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
(UNAUDITED)

                          Description                               SHARES        VALUE
                          -----------                            -----------   -----------
INVESTMENT COMPANIES - 101.4%
      American Growth Fund of America, Inc., Class Fund                8,589       306,540
      Blackrock All-Cap Global Resources Fund                         64,825     1,161,015
      Columbia Mid Cap Value Fund, Class Z                            18,932       297,044
      Delaware American Services Fund, Class I                        58,538     1,227,534
      E.I.I. International Property Fund, Class I                     47,147     1,151,333
      Fidelity Select Industrials Materials Portfolio                 38,930     2,178,505
      Franklin Mutual European Fund, Class Z                          38,690     1,109,231
      ICON Materials Fund                                            229,584     3,241,727
      Ivy European Opportunity Fund                                    3,010       132,344
      Ivy Global Natural Resources Fund, Class Y                      73,205     2,678,563
      John Hancock Classic Value Fund, Class I                         2,067        60,999
      JPMorgan Small Cap Equity Fund, Class S                         30,728     1,097,305
      Loomis Sayles Fixed Income Fund, Class I                       237,465     3,350,637
      Matthews China Fund                                             26,777       835,432
      Morgan Stanley Institutional Fund Inc., International
         Real Estate Portfolio, Class A                               56,893     1,911,612
      Morgan Stanley Institutional Portfolio Fund Inc., U.S.
         Real Estate Portfolio, Class A                              100,027     2,730,740
      Oakmark Select Fund, Class I                                     9,601       339,307
      Oppenheimer International Bond Fund, Class Y                   165,090     1,020,257
      Pacific Capital Small Cap Fund, Class Y                          5,858       117,865
      Schwab U.S. Treasury Money Market Fund                       1,385,752     1,385,752
      T. Rowe Price Latin America Fund                                 3,272       155,001
      U.S. Global Investors Accolade Funds, Eastern European
         Fund                                                          4,404       222,642
      Vanguard Energy Fund, Admiral Shares                            28,490     4,050,937
      Vanguard Short-Term Investment Grade Fund, Admiral
         Shares                                                      178,562     1,878,476
                                                                               -----------
TOTAL INVESTMENT COMPANIES
   (Cost $29,184,900)                                                           32,640,798
                                                                               -----------
TOTAL INVESTMENTS - 101.4%
   (COST $29,184,900)                                                           32,640,798
OTHER ASSETS AND LIABILITIES - (1.4)%                                             (453,613)
                                                                               -----------
NET ASSETS - 100.0%                                                            $32,187,185
                                                                               ===========

*    Non-income producing security

GIANT 5 TOTAL INDEX SYSTEM
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
(UNAUDITED)

                          Description                               SHARES        VALUE
                          -----------                            -----------   -----------
EXCHANGE TRADED FUNDS - 69.9%
      Basic Industries Select Sector SPDR Fund                         7,500   $   303,000
      Energy Select Sector SPDR Fund                                   5,134       354,057
      iShares Cohen & Steers Realty Majors Index Fund                 17,915     1,620,399
      iShares Dow Jones U.S. Basic Materials Sector Index Fund        63,777     4,478,388
      iShares MSCI EAFE Index Fund                                     1,739       140,215
      iShares MSCI EMU Index Fund                                      1,760       207,222
      iShares Russell 1000 Value Index Fund                            4,720       409,395
      iShares Russell Midcap Growth Index Fund                         4,472       509,357
      iShares Russell Midcap Value Index Fund                          3,372       530,908
      iShares S&P Europe 350 Index Fund                                6,792       794,570
      iShares S&P Global Energy Sector Index Fund                     27,995     3,623,673
      Powershares FTSE RAFI Energy Sector Portfolio                   10,240       693,760
      Powershares FTSE RAFI US 1000 Portfolio                         15,055       932,837
      Powershares FTSE RAFI US 1500 Small-Mid Portfolio                4,670       273,335
      Powershares WilderHill Clean Energy Portfolio                    4,000        82,800
      SPDR DJ Wilshire International Real Estate ETF                  18,000     1,169,820
      streetTRACKS Wilshire REIT Index Fund                           17,083     1,382,553
      Vanguard Materials ETF                                           4,024       341,157
      WisdomTree International Basic Materials Sector Fund *           3,750       138,262
                                                                               -----------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $15,614,659)                                                           17,985,708
                                                                               -----------
INVESTMENT COMPANIES - 29.2%
      Schwab Short-Term Bond Market Fund                             109,956     1,084,168
      Schwab Total Bond Market Fund                                  137,527     1,334,015
      Schwab U.S. Treasury Money Market Fund                       2,237,256     2,237,256
      Vanguard Emerging Markets Stock Index Fund, Investor
         Shares                                                        5,237       149,882
      Vanguard Energy Index Fund                                      14,100       711,229
      Vanguard Growth Index Fund, Admiral Shares                       8,001       256,041
      Vanguard Long-Term Bond Index Fund                              97,177     1,080,610
      Vanguard Pacific Stock Index Fund                               33,393       444,463
      Vanguard Small-Cap Index Fund, Admiral Shares                    6,307       224,776
                                                                               -----------
TOTAL INVESTMENT COMPANIES
   (Cost $9,507,452)                                                             7,522,440
                                                                               -----------
TOTAL INVESTMENTS - 99.1%
   (COST $22,922,111)                                                           25,508,148
OTHER ASSETS AND LIABILITIES - 0.9%                                                218,237
                                                                               -----------
NET ASSETS - 100.0%                                                            $25,726,385
                                                                               ===========

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GIANT 5 FUNDS
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2007
(unadited)

1. ORGANIZATION

Giant 5 Funds (the "Trust") was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Trust is an open-ended investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The trust currently offers shares of two series, each of which has different and distinct investment objectives and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a "Fund", collectively the "Funds").

The investment objective for each Fund is to seek total return. To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund. To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a "fund of funds," which means that each Fund invests in other mutual funds and exchange traded funds ("Underlying Funds").

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Trust in the preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the Untied States of America ("GAAP"). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.

SECURITY VALUATION:

The vale of assets in a Fund's portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

As noted above each Fund is a fund of funds, primarily invested in Underlying Funds that have their own internal fair pricing and valuation procedures. Due to this structure, the Underlying Funds policies will be used in the daily calculation of their net asset vale per share ("NAV"), which will, in turn, be used in calculating the Funds' NAVs. If for any reason, an Underlying Fund does not provide its NAV to the Fund in timely fashion for the Fund's NAV calculation, the last available NAV for that Underlying Fund will be used for valuation purposes.

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event ( as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provide by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be review by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A "significant event" is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

FEDERAL INCOME TAXES:

At June 30, 2007, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes for the GIANT 5 Total Investment System and Giant 5 Total Index System was as follows:

                                             Giant 5 Total Investment System   Giant 5 Total Index System
                                             -------------------------------   --------------------------
Cost of Investments                                    $29,198,053                     $22,924,669
Gross unrealized appreciation                          $ 3,455,939                     $ 2,649,712
Gross unrealized depreciation                          $   (13,194)                    $   (66,232)
                                                       -----------                     -----------
Net unrealized appreciation on investments             $ 3,442,745                     $ 2,583,480
                                                       ===========                     ===========

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

INVESTMENT TRANSACTIONS:

Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of accretion of premium or discount.

ITEM 2. CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant's service providers.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter ended November 30, 2006 that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit
-----------   ----------------------
99.1          Certification of Principal Executive Officer
99.2          Certification of Principal Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giant 5 Funds


/s/ Michael G. Willis
-----------------------------
By: Michael G. Willis
President
August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Michael G. Willis
-----------------------------
By: Michael G. Willis
President
(Principal Executive Officer)
August 27, 2007


/s/ Paul D. Myers
-----------------------------
By: Paul D. Myers
Treasurer
(Principal Financial Officer)
August 27, 2007